Related Party Transactions (Details) - Company's directors and executive team [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 8.4	$ 7.0
Share-based payments	3.5	4.6
Amounts payable, related party transactions	$ 11.9	$ 11.6